Investments (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Beginning balance			$ 1,908,524	$ 0	$ 0
Acquired in the period			350,000		3,159,514
Change in fair value of investments at fair value through profit loss	$ (388,878)	$ (768,030)	(421,974)	(418,818)	(1,250,990)	$ 0
Ending balance					1,908,524	0
Level 1
Beginning balance			860,496	0	0
Acquired in the period					2,159,514
Change in fair value of investments at fair value through profit loss					1,299,018
Ending balance					860,496	0
Level 3
Beginning balance			$ 1,048,028	$ 0	0
Acquired in the period					1,000,000
Change in fair value of investments at fair value through profit loss					(48,028)
Ending balance					$ 1,048,028	$ 0